Corporate Information - Internal Restructurings (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Tax rate		34.00%	34.00%	34.00%
PSD Educacao S.A. ("PSD") | Positivo Soluoes Didaticas Ltda. and Editora Pia Ltda.
Disclosure of detailed information about business combination [line items]
Non tax deductible goodwill recognized	R$ 830,028
Non tax deductible fair value adjustments recognized	726,876
Tax benefits from the deductibility of the amortization of goodwill and fair value adjustments	R$ 529,347
Tax rate	34.00%
Fair value adjustments, useful life	7 years 6 months
PSD Educacao S.A. ("PSD") | Minimum | Positivo Soluoes Didaticas Ltda. and Editora Pia Ltda.
Disclosure of detailed information about business combination [line items]
Fair value adjustments, amortization period	5 years
PSD Educacao S.A. ("PSD") | Maximum | Positivo Soluoes Didaticas Ltda. and Editora Pia Ltda.
Disclosure of detailed information about business combination [line items]
Fair value adjustments, amortization period	20 years